Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Treasury shares	Additional paid in capital	Accumulated deficit	Contributed surplus
Balance at beginning of year (in shares) at Dec. 31, 2022		53,682,140
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	0
Distributed treasury shares (in shares)	54,178
Balance at end of year (in shares) at Dec. 31, 2023		53,736,318
Balance at beginning of year at Dec. 31, 2022		$ 5,452	$ (8,082)	$ 1,203,407	$ (293,687)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		0		0
Transfer arising from change in par value of shares		0				0
Transfer to contributed surplus				0		0
Share-based payments				1,749
Distributed treasury shares			522	(522)
Net income	$ 120,039				120,039
Dividends paid					(181,225)	0
Balance at end of year at Dec. 31, 2023	$ 847,653	$ 5,452	(7,560)	1,204,634	(354,873)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	0
Distributed treasury shares (in shares)	351,450
Balance at end of year (in shares) at Dec. 31, 2024		54,087,768
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		$ 0		0
Transfer arising from change in par value of shares		(4,907)				4,907
Transfer to contributed surplus				(300,000)		300,000
Share-based payments				1,062
Distributed treasury shares			3,336	(1,428)
Net income	$ 117,684				117,684
Dividends paid					(40,302)	(121,372)
Balance at end of year at Dec. 31, 2024	$ 806,633	$ 545	(4,224)	904,268	(277,491)	183,535
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	0
Distributed treasury shares (in shares)	4,608
Balance at end of year (in shares) at Dec. 31, 2025		54,092,376
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		$ 0		0
Transfer arising from change in par value of shares		0				0
Transfer to contributed surplus				(200,000)		200,000
Share-based payments				76
Distributed treasury shares			44	(44)
Net income	$ 74,815				74,815
Dividends paid	(162,300)				0	(162,267)
Balance at end of year at Dec. 31, 2025	$ 719,257	$ 545	$ (4,180)	$ 704,300	$ (202,676)	$ 221,268